Form N-1A Supplement	May 28, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Growth Active ETF
(the “Fund”)
Supplement dated June 27, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 28, 2024 (as amended October 10, 2024), as supplemented to date
On September 18, 2024, the Board of Trustees of BlackRock ETF Trust approved certain changes to the Fund’s investment process and investment strategy in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on August 28, 2025.
Accordingly, effective on August 28, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of April 30, 2025, the market capitalization range of companies included in the Russell 1000 Growth Index is $240.9 million to $3.192 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price‑to‑book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid‑cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

iShares Large Cap Growth Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Growth Active ETF
(the “Fund”)
Supplement dated June 27, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 28, 2024 (as amended October 10, 2024), as supplemented to date
On September 18, 2024, the Board of Trustees of BlackRock ETF Trust approved certain changes to the Fund’s investment process and investment strategy in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on August 28, 2025.
Accordingly, effective on August 28, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of April 30, 2025, the market capitalization range of companies included in the Russell 1000 Growth Index is $240.9 million to $3.192 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price‑to‑book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid‑cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.